Current liabilities	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Current liabilities

44 Other liabilities

	2018	2017
Payables due to policyholders	1,172	1,184
Payables due to brokers and agents	373	385
Payables out of reinsurance	1,327	3,010
Social security and taxes payable	108	125
Income tax payable	2	-
Investment creditors	1,195	1,228
Cash collateral on derivative transactions	3,396	2,335
Cash collateral on securities lended	2,480	3,277
Cash collateral – other	49	43
Repurchase agreements	322	1,373
Commercial paper	82	72
Bank overdrafts	-	2
Other creditors	2,947	2,174
At December 31	13,454	15,208

Current	13,309	14,992
Non-current	146	216

The carrying amounts disclosed reasonably approximate the fair values at year-end, given the predominantly current nature of the other liabilities.

Aegon N.V [member]
Statement [LineItems]
Current liabilities

17 Current liabilities

Loans from and payables to group companies have a maturity of less than one year. Other current liabilities includes derivatives with negative fair values of EUR 164 million (2017: EUR 97 million).